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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Chesapeake Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services Inc.

1675 S State Street, Suite B, Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Jesse D. Hallee, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Chesapeake Growth Fund

Semi-Annual Report

April 30, 2021
(Unaudited)

Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P.	Ultimus Fund Solutions, LLC
285 Wilmington-West Chester Pike	P.O. Box 46707
Chadds Ford, Pennsylvania 19317	Cincinnati, Ohio 45246-0707
www.chesapeakefunds.com	1-800-430-3863

The Chesapeake Growth Fund

The Chesapeake Growth Fund vs S&P 500® Total Return Index

Sector Diversification

April 30, 2021 (Unaudited)

30%
25%
20%
15%
10%
5%
0%
(% of Net Assets)
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Cash Equivalents
The Chesapeake Growth Fund
S&P 500® Total Return Index

Top Ten Equity Holdings

April 30, 2021 (Unaudited)

% of
Security Description	Net Assets
Alphabet, Inc. - Class C	6.2%
Apple, Inc.	5.6%
Mastercard, Inc. - Class A	5.6%
Amazon.com, Inc.	5.5%
Bank of America Corporation	5.0%
Humana, Inc.	4.7%
NIKE, Inc. - Class B	3.7%
Facebook, Inc. - Class A	3.6%
Take-Two Interactive Software, Inc.	3.5%
Microsoft Corporation	3.4%

The Chesapeake Growth Fund
Schedule of Investments
April 30, 2021 (Unaudited)

Common Stocks — 93.8%	Shares	Value
Communications — 22.4%
Entertainment Content — 5.4%
Take-Two Interactive Software, Inc. *	9,398	$1,648,221
Walt Disney Company (The) *	4,850	902,197
		2,550,418
Internet Media & Services — 17.0%
Alphabet, Inc. - Class C *	1,223	2,947,577
Facebook, Inc. - Class A *	5,310	1,726,175
Netflix, Inc. *	849	435,936
Shopify, Inc. - Class A *	645	762,719
Spotify Technology S.A. *	4,601	1,160,004
VeriSign, Inc. *	4,680	1,023,843
		8,056,254
Consumer Discretionary — 15.8%
Apparel & Textile Products — 3.7%
NIKE, Inc. - Class B	13,040	1,729,365

E-Commerce Discretionary — 5.5%
Amazon.com, Inc. *	756	2,621,369

Leisure Facilities & Services — 4.3%
Chipotle Mexican Grill, Inc. *	575	857,917
Las Vegas Sands Corporation *	19,175	1,174,661
		2,032,578
Retail - Discretionary — 2.3%
lululemon athletica, inc. *	3,239	1,085,940

Consumer Staples — 2.7%
Beverages — 1.5%
Boston Beer Company, Inc. (The) - Class A *	599	728,677

Retail - Consumer Staples — 1.2%
Costco Wholesale Corporation	1,474	548,461

Energy — 2.2%
Oil & Gas Producers — 2.2%
Pioneer Natural Resources Company	6,819	1,048,967

Financials — 8.0%
Banking — 5.0%
Bank of America Corporation	58,482	2,370,276

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks — 93.8% (Continued)	Shares	Value
Financials — 8.0% (Continued)
Institutional Financial Services — 3.0%
Goldman Sachs Group, Inc. (The)	4,045	$1,409,480

Health Care — 11.7%
Biotech & Pharma — 1.7%
Vertex Pharmaceuticals, Inc. *	3,738	815,632

Health Care Facilities & Services — 4.7%
Humana, Inc.	4,955	2,206,164

Medical Equipment & Devices — 5.3%
DexCom, Inc. *	2,412	931,273
Illumina, Inc. *	1,223	480,443
Intuitive Surgical, Inc. *	1,284	1,110,660
		2,522,376
Industrials — 4.5%
Aerospace & Defense — 2.5%
Boeing Company (The) *	2,753	645,056
TransDigm Group, Inc. *	885	543,160
		1,188,216
Machinery — 0.9%
Parker-Hannifin Corporation	1,420	445,610

Transportation Equipment — 1.1%
PACCAR, Inc.	5,590	502,429

Materials — 1.6%
Chemicals — 1.6%
Sherwin-Williams Company (The)	2,853	781,351

Real Estate — 1.9%
REITs — 1.9%
Simon Property Group, Inc.	7,440	905,746

Technology — 23.0%
Semiconductors — 2.4%
NXP Semiconductors N.V.	5,921	1,139,852

Software — 6.3%
Microsoft Corporation	6,330	1,596,299
salesforce.com, inc. *	6,113	1,407,946
		3,004,245

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks — 93.8% (Continued)	Shares	Value
Technology — 23.0% (Continued)
Technology Hardware — 5.6%
Apple, Inc.	20,115	$2,644,318

Technology Services — 8.7%
Mastercard, Inc. - Class A	6,891	2,632,775
PayPal Holdings, Inc. *	5,596	1,467,775
		4,100,550

Total Common Stocks (Cost $29,820,406)		$44,438,274

Money Market Funds — 3.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $1,703,354)	1,703,354	$1,703,354

Total Investments at Value — 97.4% (Cost $31,523,760)		$46,141,628

Other Assets in Excess of Liabilities — 2.6%		1,226,775

Total Net Assets — 100.0%		$47,368,403

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

ASSETS
Investments in securities:
At cost	$31,523,760
At value (Note 2)	$46,141,628
Receivable for capital shares sold	3,728
Receivable for investment securities sold	1,510,026
Dividends receivable	4,213
Other assets	11,990
TOTAL ASSETS	47,671,585

LIABILITIES
Payable for capital shares redeemed	1,846
Payable for investment securities purchased	232,408
Payable to Advisor (Note 5)	38,890
Payable to administrator (Note 5)	5,000
Accrued distribution and service plan fees (Note 5)	3,750
Accrued Trustees’ fees (Note 4)	9,135
Other accrued expenses	12,153
TOTAL LIABILITIES	303,182

NET ASSETS	$47,368,403

Net Assets consist of:
Paid-in capital	$32,441,571
Accumulated earnings	14,926,832
NET ASSETS	$47,368,403

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	887,677

Net asset value, offering price and redemption price per share (Note 2)	$53.36

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $925)	$136,905

EXPENSES
Investment advisory fees (Note 5)	222,909
Administration fees (Note 5)	30,000
Compliance service fees (Note 5)	30,000
Distribution and service plan fees (Note 5)	19,832
Registration and filing fees	17,445
Trustees’ fees (Note 4)	12,800
Legal fees	12,116
Audit and tax services fees	8,375
Shareholder account maintenance fees	7,965
Custodian and bank service fees	4,647
Insurance expense	4,020
Postage and supplies	3,061
Printing of shareholder reports	1,764
Other expenses	6,241
TOTAL EXPENSES	381,175

NET INVESTMENT LOSS	(244,270)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	2,226,585
Net change in unrealized appreciation (depreciation) on investments	7,099,763
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	9,326,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,082,078

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment loss	$(244,270)	$(445,034)
Net realized gains from investment transactions	2,226,585	595,714
Net change in unrealized appreciation (depreciation) on investments	7,099,763	6,384,183
Net increase in net assets resulting from operations	9,082,078	6,534,863

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	139,637	2,041,396
Payments for shares redeemed	(1,648,906)	(5,490,893)
Net decrease in net assets from capital share transactions	(1,509,269)	(3,449,497)

TOTAL INCREASE IN NET ASSETS	7,572,809	3,085,366

NET ASSETS
Beginning of period	39,795,594	36,710,228
End of period	$47,368,403	$39,795,594

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,834	51,193
Shares redeemed	(32,507)	(133,376)
Net decrease in shares outstanding	(29,673)	(82,183)
Shares outstanding, beginning of period	917,350	999,533
Shares outstanding, end of period	887,677	917,350

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	For the Six Months Ended April 30, 2021		For the Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value at beginning of period	$43.38		$36.73	$34.05	$30.69	$24.33	$25.64

Income (loss) from investment operations:
Net investment loss	(0.29)		(0.51)	(0.38)	(0.46)	(0.38)	(0.33)
Net realized and unrealized gains (losses) on investments	10.27		7.16	3.06	3.82	6.74	(0.98)
Total from investment operations	9.98		6.65	2.68	3.36	6.36	(1.31)

Net asset value at end of period	$53.36		$43.38	$36.73	$34.05	$30.69	$24.33

Total return (a)	23.01	% (b)	18.11%	7.87%	10.95%	26.14%	(5.11%)

Net assets at end of period (000’s)	$47,368		$39,796	$36,710	$35,405	$33,106	$29,499

Ratio of total expenses to average net assets	1.71	% (c)	1.82%	1.85%	1.86%	1.98%	2.34%

Ratio of net investment loss to average net assets	(1.09	%) (c)	(1.16%)	(1.01%)	(1.29%)	(1.17%)	(1.65%)

Portfolio turnover rate	21	% (b)	42%	65%	122%	215%	79%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2021 (Unaudited)

1.	Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of Chesapeake Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek capital appreciation.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange, including common stocks, are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$44,438,274	$—	$—	$44,438,274
Money Market Funds	1,703,354	—	—	1,703,354
Total	$46,141,628	$—	$—	$46,141,628

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2021.

Share valuation – The NAV per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The NAV per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Cost of investments sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2021 and October 31, 2020.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2021:

Tax cost of portfolio investments	$31,647,459
Gross unrealized appreciation	$14,871,565
Gross unrealized depreciation	(377,396)
Net unrealized appreciation	14,494,169
Accumulated ordinary loss	(640,799)
Capital loss carryforwards	(1,152,851)
Other gains	2,226,313
Accumulated earnings	$14,926,832

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

As of October 31, 2020, the Fund had a short-term capital loss carryforward of $1,026,525 and a long-term capital loss carryforward for $126,326 for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gains distributions.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended April 30, 2021, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $8,958,511 and $10,456,046, respectively.

4.	Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000. In addition, the Fund pays each Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of any travel and other expenses incurred in attending meetings.

5.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATOR

Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES

The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2021, the Fund incurred $19,832 in distribution and service plan fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Fund for such services, which is paid pursuant to the Rule 12b-1 Plan discussed above.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

7.	Coronavirus (COVID-19) Pandemic

The COVID-19 pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long-term impact. COVID-19 has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may be short term or may last for an extended period of time. The impact of epidemics and pandemics such as COVID-19 could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, the Fund’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Fund.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2020) and held until the end of the period (April 30, 2021).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2020	April 30, 2021	During Period *
Based on Actual Fund Return	$1,000.00	$1,230.10	$9.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.31	$8.55

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.71% for the period, multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at www.sec.gov.

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FACTS	WHAT DOES THE CHESAPEAKE INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Chesapeake Investment Trust chooses to share; and whether you can limit this sharing.

Does the
Chesapeake
	Investment	Can you limit
Reasons we can share your personal information	Trust share?	this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	The Chesapeake Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Chesapeake Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Chesapeake Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Gardner Lewis Asset Management, L.P., the investment advisor to The Chesapeake Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Chesapeake Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Chesapeake Investment Trust does not jointly market.

The Chesapeake Growth Fund
is a series of
Chesapeake Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Chesapeake Growth Fund	Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC	285 Wilmington-West Chester Pike
P.O. Box 46707	Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

Chesapeake-SAR-21

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date	June 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 17, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	June 17, 2021

* Print the name and title of each signing officer under his or her signature.